UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  3/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 87.26%
	Asset Allocation Fund - 3.79%
4,635	FPA Crescent Fund		$ 119,943
4,428	Oakmark Equity & Income Fund		118,401
10,215	PIMCO All Asset All Authority Fund		105,924
10,121	PIMCO Global Multi-Asset Fund		113,360
			457,628

	Blend - 4.38%
15,502	Fairholme Fund		526,450
259	Matthew 25 Fund		3,402
			529,852

	Growth - 15.12%
20,491	Baron Partners Fund +		352,441
10,314	Baron Small Cap Fund +		209,382
53,914	Legg Mason Opportunity Trust +		625,945
2,151	Sequoia Fund, Inc.		255,331
12,700	Vanguard PRIMECAP Core Fund		161,168
10,418	Putnam Equity Spectrum Fund		222,952
			1,827,219

	International - 6.86%
45,008	Artisan International Small Cap Fund		767,379
1,019	Artisan International Value Fund, Investor Shares		24,522
2,273	Third Avenue International Value Fund		35,281
93	Tweedy Browne Global Value Fund		2,062
			829,244

	Value - 57.11%
9,697	Aegis Value Fund		114,235
7,087	Artisan Small Cap Value Fund		107,442
26,046	First Eagle Global Fund		1,089,745
92,461	IVA Worldwide Fund		1,418,344
17,286	Kinetics Paradigm Fund		360,420
2,009	Longleaf Partners Fund		51,736
9,990	Oakmark Global Select Fund		105,794
15,860	Pinnacle Value Fund +		215,701
18,296	Prospector Capital Appreciation Fund		264,746
91,127	Royce Opportunity Fund		928,588
37,998	Royce Select Fund		702,967
2,240	T Rowe Price New Era Fund		99,218
89	Third Avenue Small Cap Value Fund		1,674
191	Third Avenue Value Fund		9,000
28,932	Walthausen Small Cap Value Fund +		376,399
27,575	Westport Fund +		573,567
39,130	Wintergreen Fund		482,081
			6,901,657

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $8,278,047)		10,545,600

	COMMON STOCKS - 5.18%
	Beverages - 0.94%
900	Brown-Forman Corp. +		56,520
850	Diageo PLC		57,333
			113,853

	Building Materials - 0.48%
700	Martin Marietta Materials, Inc.		58,485

	Diversified Holding Companies - 1.43%
1,829	Jardine Matheson Holdings, Ltd.		61,765
2,700	Leucadia National Corp. +		66,987
908	Siem Industries, Inc. + (a)		43,584
			172,336

	Food - 0.51%
1,200	Nestle SA		61,440

	Insurance - 0.50%
750	Berkshire Hathaway, Inc., Class B +		60,953

	Real Estate Investment Trusts (REITs) - 0.46%
4,600	Winthrop Realty Trust		55,384

	Software - 0.26%
281,500	6356095 Canada Inc. (formerly Excapsa Software)+ ++ (a)		31,697

	Tobacco - 0.60%
1,400	Philip Morris International, Inc.		73,024

	TOTAL COMMON STOCKS
	(Cost $492,139)		627,172

	EXCHANGE TRADED FUNDS - 1.44%
1,600	SPDR Gold Trust +
	(Cost $188,151)		174,320

	LIMITED PARTNERSHIP - 5.78%
450,000	Armor Capital Partners LP + ++ (a)
	(Cost $450,000)		697,950

	SHORT-TERM INVESTMENTS - 0.52%
	Money Market Mutual Funds - 0.52%
62,718	Goldman Sachs Financial Square Funds, Government Fund
	(Cost $62,718)		62,718

	TOTAL INVESTMENTS
	(Cost $9,471,055*)	100.18%	$ 12,107,760
	Liabilities in excess of other assets	-0.18%	(23,471)

	TOTAL NET ASSETS	100.00%	$ 12,084,289

+ Non-income producing securities.
++ Restricted securities. The aggregate value of such securities is 6.04% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 6.40% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$2,661,760
		Unrealized depreciation:	(25,055)
		Net unrealized appreciation:	$2,636,705

RIC - Registered Investment Company
ADR - American Depositary Receipts
SPDR - Standard & Poor's Depository Receipts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks:
Beverages	$ 113,853	$ -	$ -	$ 113,853
Building Materials	58,485	-	-	58,485
Diversified Holding Companies	172,336	-	-	172,336
Food	61,440	-	-	61,440
Insurance	60,953	-	-	60,953
REITs	55,384	-	-	55,384
Software	-	-	31,697	31,697
Tobacco	73,024	-	-	73,024
Equity Mutual Funds (RICs)	10,545,600	-	-	10,545,600
Exchange Traded Funds	174,320	-	-	174,320
Limited Partnerships	-	-	697,950	697,950
Money Market Mutual Funds	62,718	-	-	62,718
Total	$ 11,378,113	$ -	$ 729,647	$ 12,107,760

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Common Stocks -
	Software	Limited Partnerships	Total
Beginning balance 6/30/2009	$ 33,780	$ 539,265	$ 573,045
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	12,358	158,685	171,043
Return of Capital	(14,441)	-	(14,441)
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Net transfers in/out of level 3	-	-	-
Ending balance	$ 31,697	$ 697,950	$ 729,647

The total change in unrealized appreciation (depreciation) included in the Schedule of Investments attributable to level 3 investments still held at March 31, 2010 includes:

$ 12,358	$ 158,685	$ 171,043

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of March 31, 2010, the Fund held five securities for which market quotations were not readily available.  The market value of these securities represented 6.40% of its net assets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/20/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/20/10

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

5/20/10